Employee benefits - Pension and other post-employment benefits - Mortality Assumptions to Determine Benefit Obligation (Detail)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Male [member] | Canada [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23 years 9 months 18 days	23 years 9 months 18 days
Male [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24 years 9 months 18 days	24 years 8 months 12 days
Male [member] | United Kingdom [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	23 years 7 months 6 days	23 years 6 months
Male [member] | United Kingdom [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25 years 3 months 18 days	25 years 2 months 12 days
Female [member] | Canada [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	24 years 2 months 12 days	24 years 1 month 6 days
Female [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25 years 1 month 6 days	25 years 1 month 6 days
Female [member] | United Kingdom [member] | Retiring currently at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	25 years 4 months 24 days	25 years 3 months 18 days
Female [member] | United Kingdom [member] | Currently aged 45 and retiring at age 65 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy for members	27 years 2 months 12 days	27 years 1 month 6 days